CONCENTRATIONS (Tables)	12 Months Ended
Oct. 31, 2023
CONCENTRATIONS
Summary of concentration of risk

	For the Years Ended October 31,
Carrier	2023	2022	2021
A	32%	*	*
B	28%	*	*
C	10%	*	*
D	*	21%	*
E	*	13%	15%
F	*	*	15%
G	*	*	13%
H	*	*	10%
*Less than 10%